BUSINESS COMBINATIONS AND DISPOSITIONS	12 Months Ended
Aug. 31, 2023
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS AND DISPOSITIONS	Business Combinations and Dispositions
Business Combinations
We completed a number of individually immaterial acquisitions during fiscal 2023, 2022 and 2021. These acquisitions were completed primarily to expand our services and solutions offerings. The table below gives additional details related to these acquisitions:

	Fiscal
	2023	2022	2021
Total consideration	$2,482,109	$3,416,981	$4,109,145
Goodwill	2,094,972	2,758,893	3,388,948
Intangible assets	544,661	737,040	983,910
The intangible assets primarily consist of customer-related intangibles, which are being amortized over one to fifteen years. The goodwill was allocated among our reportable operating segments and is partially deductible for U.S. federal income tax purposes.
Dispositions
During fiscal 2022, we disposed of our business in Russia, which was part of our Europe segment (now referred to as our EMEA segment). The transaction resulted in a non-operating loss of $96,294, which was not deductible for tax purposes and did not have a material effect on our operations or financial results.